Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 22,775,784
Amortization	$ 19,593	403,295	$ 478,988	$ 543,372
Balance at the end of the year	$ 972,436	20,016,146	22,775,784
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,340,624
Balance at the end of the year		1,377,010	1,340,624
Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		6,654,405	6,767,163
Additions		436,235	403,586
Disposals		(35,885)	(667,152)
Effects of foreign exchange		49,916	150,808
Balance at the end of the year		7,104,671	6,654,405	6,767,163
Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(5,313,781)	(5,013,920)
Disposals		32,561	271,034
Amortization		(403,295)	(478,988)
Effects of foreign exchange		(43,146)	(91,907)
Balance at the end of the year		(5,727,661)	(5,313,781)	(5,013,920)
Licencse [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		293,191
Balance at the end of the year		$ 308,508	$ 293,191
Useful lives	1 to 3 years	1 to 3 years	1 to 3 years
Licencse [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 4,885,305	$ 4,593,100
Additions		416,070	375,801
Disposals		(35,885)	(139,663)
Effects of foreign exchange		(6,667)	56,067
Balance at the end of the year		5,258,823	4,885,305	4,593,100
Licencse [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(4,592,114)	(4,232,303)
Disposals		32,561	138,099
Amortization		(371,115)	(441,229)
Effects of foreign exchange		(19,647)	(56,681)
Balance at the end of the year		(4,950,315)	(4,592,114)	(4,232,303)
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,047,433
Balance at the end of the year		$ 1,068,502	$ 1,047,433
Useful lives	Up to 36 years	Up to 36 years	Up to 36 years
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 1,769,100	$ 2,174,063
Additions		20,165	27,785
Disposals			(527,489)
Effects of foreign exchange		56,583	94,741
Balance at the end of the year		1,845,848	1,769,100	2,174,063
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(721,667)	(781,617)
Disposals			132,935
Amortization		(32,180)	(37,759)
Effects of foreign exchange		(23,499)	(35,226)
Balance at the end of the year		$ (777,346)	$ (721,667)	$ (781,617)